GOODWILL (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in goodwill [abstract]
Beginning of year	$ 849	$ 970
Foreign exchange	126	121	$ 20
End of year	723	$ 849	$ 970
Hydroelectric
Reconciliation of changes in goodwill [abstract]
End of year	559
Wind
Reconciliation of changes in goodwill [abstract]
End of year	64
Utility-scale solar
Reconciliation of changes in goodwill [abstract]
End of year	$ 100